INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX RATE RECONCILIATION
Earnings before income taxes and discontinued operation	2,173	613	1,186
Canadian federal statutory income tax rate	15.00%	15.00%	15.00%
Expected federal taxes at statutory rate	326	92	178
Increase/(decrease) resulting from:
Provincial and state income taxes	(36)	(1)	97
Foreign and other statutory rate differentials	394	45	(69)
Effects of rate regulated accounting	(97)	(55)	(38)
Foreign allowable interest deductions	(65)	(39)	(24)
Part VI.1 tax, net of federal Part I deduction	47	23	19
Intercompany sale of investment	68		33
Noncontrolling interests	(28)	26	(32)
Other	2	32	7
Income Tax Expense (Benefit), Total	611	123	171
Effective income tax rate (as a percent)	28.10%	20.10%	14.40%
Tax expense charged to earning for intercompany gains realized on sale of investments	157		56
Federal tax recovery related to changes in tax law		11
Federal component of tax effect of adjustments related to prior periods		55
Current income taxes
Total current income taxes	24	(8)	168
Deferred income taxes
Deferred Income Tax Expense (Benefit), Total	587	131	3
Tax expense charged to earning for intercompany gains realized on sale of investments	157		56
Foreign and other statutory rate differentials	394	45	(69)
Canada
Earnings before income taxes, discontinued operations and extraordinary loss
Domestic	114	193	1,037
Current income taxes
Domestic	35	(30)	130
Deferred income taxes
Domestic	(193)	31	160
United States
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	1,614	132	(58)
Current income taxes
Foreign	(15)	18	35
Deferred income taxes
Foreign	780	100	(157)
Other
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	445	288	207
Current income taxes
Foreign	4	4	3